UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22094

AIP Long/Short Fund A

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Long/Short Fund A

Schedule of Investments (Unaudited)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Equity Long/Short - High Hedge
Atlas Enhanced Fund, Ltd.	1/1/2015	$9,200,000	$9,228,990	4.44%
Citadel Global Equities Fund Ltd.	2/1/2015	2,700,000	2,767,930	1.33
Cormorant Global Healthcare Offshore Fund, Ltd.	7/1/2013	41,284	45,872	0.02
Visium Balanced Offshore Fund, Ltd.	11/1/2010	6,333,325	10,350,176	4.97

Total Equity Long/Short - High Hedge		18,274,609	22,392,968	10.76

Equity Long/Short - Opportunistic
Adelphi Europe Fund (The)	1/1/2008	5,765,157	9,635,486	4.63
Broadway Gate Offshore Fund, Ltd.	5/1/2009	9,395,485	14,567,212	7.00
Destrier Capital Partners, Ltd.	7/1/2013	10,100,000	9,744,082	4.68
Doonbeg Fund, Ltd.	8/1/2011	6,916,161	9,626,529	4.62
East Side Capital Offshore, Ltd.	1/1/2008	5,170,516	10,038,738	4.82
ESG Domestic Opportunity Offshore Fund Ltd.	3/1/2013	8,000,000	8,801,599	4.23
Newbrook Capital Offshore Fund Ltd.	4/1/2012	8,579,459	10,341,576	4.97
Pelham Long/Short Fund Ltd.	11/1/2009	8,539,507	13,672,798	6.57
Quentec Fund, Ltd.	10/1/2012	7,135,327	10,510,646	5.05
SAB Overseas Fund, Ltd.	3/1/2014	500,000	490,394	0.24
Spitfire Qualified Fund Ltd. (The)	3/11/2013	6,000,000	8,063,306	3.87
TAL China Focus Fund	9/1/2010	6,188,498	9,584,311	4.60
Turiya Fund	3/1/2012	7,903,941	13,159,600	6.32
Tyrian Global Opportunities Offshore, Ltd.	6/1/2013	9,000,000	9,054,028	4.35
Valinor Capital Partners Offshore, Ltd.	3/1/2014	8,150,000	9,719,316	4.67

Total Equity Long/Short - Opportunistic		107,344,051	147,009,621	70.62

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
OxAM Quant Fund (International) Limited	3/1/2015	$8,000,000	$8,360,800	4.02%

Total Statistical Arbitrage		8,000,000	8,360,800	4.02

Total Investments in Investment Funds		$133,618,660	177,763,389	85.40

Other Assets, less Liabilities			30,394,554	14.60

Total Net Assets			$208,157,943	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

AIP Long/Short Fund A

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Strategy Allocation	Percent of Net Assets
Equity Long/Short - Opportunistic	70.62%
Equity Long/Short - High Hedge	10.76
Statistical Arbitrage	4.02

Total Investments in Investment Funds	85.40%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of AIP Long/Short Fund A (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to March 31, 2015, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of March 31, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Equity Long/Short - High Hedge	$—	$13,163,978	$9,228,990	$22,392,968
Equity Long/Short - Opportunistic	—	110,631,152	36,378,469	147,009,621
Statistical Arbitrage	—	—	8,360,800	8,360,800

Total Investment Funds	$—	$123,795,130	$53,968,259	$177,763,389

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2015 through March 31, 2015:

Investment Funds	Balance as of December 31, 2014	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2015
Equity Long/Short - High Hedge	$—	$—	$9,200,000	$—	$—	$28,990	$9,228,990
Equity Long/Short - Opportunistic	48,276,848	(2,373,063)	—	(9,902,058)	3,523,086	(3,146,344)	36,378,469
Multi-Strategy	3,168,785	—	—	(2,951,570)	(959,076)	741,861	—
Statistical Arbitrage	—	—	8,000,000	—	—	360,800	8,360,800

Total Investment Funds	$51,445,633	$(2,373,063)	$17,200,000	$(12,853,628)	$2,564,010	$(2,014,693)	$53,968,259

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2015
Investment Funds
Equity Long/Short - High Hedge	$28,990
Equity Long/Short - Opportunistic	(2,545,588)
Statistical Arbitrage	360,800

Total Investment Funds	$(2,155,798)

*	Transfers out of Level 3 of $2,373,063 are due to changes in the Fund’s ability to fully redeem investment tranches based on changes to the available redemption date for each applicable investment tranche.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Long/Short Fund A

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 28, 2015